PROJECT ASSETS AND DEFERRED PROJECT COSTS (Tables)	12 Months Ended
Dec. 31, 2018
PROJECT ASSETS, CONTRACT COSTS AND DEFERRED PROJECT COSTS [Abstract]
Schedule of Project Assets and Deferred Project Costs

	At December 31,
	2017	2018
Project assets - Module cost	$16,369,965	$29,612,819
Project assets - Development and construction cost	61,259,796	71,316,605
Project assets - Others	6,407,213	7,409,941
Total project assets	84,036,974	108,339,365

Current portion	76,556,400	64,257,766
Non-current portion	7,480,574	44,081,599

Total deferred project costs	17,957,041	-

Current portion	17,957,041	-
Non-current portion	-	-

Total project assets and deferred project costs	$101,994,015	$108,339,365